UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
5/31/15 (Unaudited)

INVESTMENT COMPANIES (44.7%)(a)
		Shares	Value

iShares MSCI EAFE ETF		637	$42,450

Putnam Absolute Return 100 Fund Class Y(AFF)		73,907	751,631

Putnam Absolute Return 300 Fund Class Y(AFF)		173,785	1,798,674

Putnam Absolute Return 500 Fund Class Y(AFF)		259,417	3,024,799

Putnam Absolute Return 700 Fund Class Y(AFF)		36,023	454,605

Putnam Money Market Fund Class A(AFF)		601,310	601,310

SPDR S&P 500 ETF Trust		86	18,157

SPDR S&P MidCap 400 ETF Trust		9	2,498

Total investment companies (cost $6,640,109)			$6,694,124

COMMON STOCKS (16.8%)(a)
		Shares	Value

Basic materials (0.8%)

Antofagasta PLC (United Kingdom)		597	$6,807

Asahi Kasei Corp. (Japan)		1,000	8,843

BASF SE (Germany)		81	7,491

BHP Billiton, Ltd. (Australia)		229	5,136

Ferrovial SA (Spain)		367	7,922

Givaudan SA (Switzerland)		4	7,329

LyondellBasell Industries NV Class A		228	23,051

Mitsubishi Chemical Holdings Corp. (Japan)		1,000	6,258

Rio Tinto PLC (United Kingdom)		178	7,770

SBA Communications Corp. Class A(NON)		80	8,945

Sherwin-Williams Co. (The)		54	15,562

South32, Ltd. (Australia)(NON)		229	383

Stora Enso OYJ Class R (Finland)		670	7,009

Yara International ASA (Norway)		175	8,832

			121,338
Capital goods (0.9%)

ABB, Ltd. (Switzerland)		196	4,288

Allison Transmission Holdings, Inc.		245	7,497

BAE Systems PLC (United Kingdom)		1,564	12,311

Canon, Inc. (Japan)		200	6,904

Crown Holdings, Inc.(NON)		208	11,500

General Dynamics Corp.		142	19,903

Huntington Ingalls Industries, Inc.		43	5,332

IDEX Corp.		52	4,018

Illinois Tool Works, Inc.		45	4,222

Ingersoll-Rand PLC		71	4,883

KBR, Inc.		230	4,405

Leggett & Platt, Inc.		82	3,877

Northrop Grumman Corp.		100	15,918

Raytheon Co.		46	4,750

Roper Technologies, Inc.		73	12,772

Spirit AeroSystems Holdings, Inc. Class A(NON)		66	3,603

Toyoda Gosei Co., Ltd. (Japan)		200	4,953

Vinci SA (France)		147	8,731

			139,867
Communication services (0.7%)

Belgacom SA (Belgium)		233	8,093

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)		2,114	3,540

CenturyLink, Inc.		353	11,734

Deutsche Telekom AG (Germany)		466	8,007

Juniper Networks, Inc.		430	11,954

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		100	6,949

NTT DoCoMo, Inc. (Japan)		200	3,586

Orange SA (France)		595	9,384

Sky PLC (United Kingdom)		523	8,433

Spark New Zealand, Ltd. (New Zealand)		1,921	3,764

Telstra Corp., Ltd. (Australia)		838	3,966

Verizon Communications, Inc.		300	14,832

Vodafone Group PLC (United Kingdom)		793	3,095

			97,337
Conglomerates (0.1%)

Bouygues SA (France)		240	9,450

Mitsui & Co., Ltd. (Japan)		500	7,018

			16,468
Consumer cyclicals (1.9%)

Asahi Glass Co., Ltd. (Japan)		1,000	6,506

Bayerische Motoren Werke (BMW) AG (Germany)		86	9,512

Carter's, Inc.		69	7,122

Dai Nippon Printing Co., Ltd. (Japan)		1,000	10,530

Daihatsu Motor Co., Ltd. (Japan)		400	5,846

Daimler AG (Registered Shares) (Germany)		56	5,245

Daito Trust Construction Co., Ltd. (Japan)		100	11,111

Discovery Communications, Inc. Class A(NON)		631	21,416

Fuji Heavy Industries, Ltd. (Japan)		200	7,530

Harley-Davidson, Inc.		116	6,205

Hilton Worldwide Holdings, Inc.(NON)		383	11,092

Home Depot, Inc. (The)		265	29,526

Host Hotels & Resorts, Inc.(R)		341	6,793

Hugo Boss AG (Germany)		50	5,708

KAR Auction Services, Inc.		78	2,906

Kimberly-Clark Corp.		127	13,825

Lear Corp.		51	5,917

Liberty Media Corp. Class A(NON)		76	2,912

Lowe's Cos., Inc.		256	17,915

Macy's, Inc.		125	8,369

Marks & Spencer Group PLC (United Kingdom)		992	8,839

Marriott International, Inc./MD Class A		29	2,262

NIKE, Inc. Class B		138	14,030

ProSiebenSat.1 Media AG (Germany)		126	6,025

Ryman Hospitality Properties(R)		156	8,597

Scripps Networks Interactive Class A		49	3,283

Sirius XM Holdings, Inc.(NON)		1,822	7,033

SJM Holdings, Ltd. (Hong Kong)		2,000	2,559

Swire Pacific, Ltd. Class A (Hong Kong)		1,000	13,420

VF Corp.		28	1,972

Viacom, Inc. Class B		143	9,564

Wyndham Worldwide Corp.		78	6,623

			280,193
Consumer staples (1.5%)

Altria Group, Inc.		56	2,867

British American Tobacco PLC (United Kingdom)		141	7,770

Bunge, Ltd.		207	19,160

Colgate-Palmolive Co.		56	3,740

CVS Health Corp.		273	27,950

Dr. Pepper Snapple Group, Inc.		176	13,489

Geo Group, Inc. (The)(R)		172	6,524

Imperial Tobacco Group PLC (United Kingdom)		172	8,859

ITOCHU Corp. (Japan)		500	6,740

Japan Tobacco, Inc. (Japan)		100	3,629

Kao Corp. (Japan)		100	4,534

Kirin Holdings Co., Ltd. (Japan)		400	5,737

Koninklijke Ahold NV (Netherlands)		415	8,439

Lawson, Inc. (Japan)		100	6,974

Liberty Interactive Corp. Class A(NON)		172	4,811

Liberty Ventures Ser. A(NON)		111	4,607

ManpowerGroup, Inc.		23	1,947

Metcash, Ltd. (Australia)		927	972

Mondelez International, Inc. Class A		618	25,703

Nestle SA (Switzerland)		157	12,178

Philip Morris International, Inc.		99	8,224

Reckitt Benckiser Group PLC (United Kingdom)		45	4,061

Rite Aid Corp.(NON)		772	6,732

Swedish Match AB (Sweden)		163	4,854

Unilever NV ADR (Netherlands)		231	9,851

Unilever PLC (United Kingdom)		87	3,839

Woolworths, Ltd. (Australia)		141	3,008

			217,199
Energy (1.0%)

BP PLC (United Kingdom)		1,204	8,295

CVR Energy, Inc.		33	1,279

Exxon Mobil Corp.		145	12,354

Halcon Resources Corp.(NON)		49	51

Marathon Petroleum Corp.		155	16,036

Occidental Petroleum Corp.		317	24,786

Oil States International, Inc.(NON)		33	1,349

Royal Dutch Shell PLC Class A (United Kingdom)		299	8,879

Royal Dutch Shell PLC Class B (United Kingdom)		165	4,977

Schlumberger, Ltd.		255	23,146

Statoil ASA (Norway)		145	2,720

Superior Energy Services, Inc.		284	6,558

Total SA (France)		164	8,281

Valero Energy Corp.		381	22,570

Woodside Petroleum, Ltd. (Australia)		191	5,318

			146,599
Financials (5.3%)

Alexandria Real Estate Equities, Inc.(R)		120	11,128

Allianz SE (Germany)		16	2,509

American Capital Agency Corp.(R)		218	4,547

American International Group, Inc.		15	879

American Realty Capital Properties, Inc.(R)		241	2,138

AMP, Ltd. (Australia)		1,441	7,280

Aon PLC		14	1,417

Apartment Investment & Management Co. Class A(R)		213	8,079

Aspen Insurance Holdings, Ltd.		23	1,066

Australia & New Zealand Banking Group, Ltd. (Australia)		115	2,903

AvalonBay Communities, Inc.(R)		120	19,980

Aviva PLC (United Kingdom)		983	7,865

Axis Capital Holdings, Ltd.		49	2,697

Baloise Holding AG (Switzerland)		36	4,485

Banco Santander SA (Spain)		719	5,120

Bank of America Corp.		1,881	31,037

Bank of New York Mellon Corp. (The)		83	3,599

Bendigo and Adelaide Bank, Ltd. (Australia)		406	3,804

Boston Properties, Inc.(R)		153	19,895

Brixmor Property Group, Inc.(R)		475	11,771

CaixaBank SA (Spain)		1,193	5,718

Camden Property Trust(R)		132	9,897

CBRE Group, Inc. Class A(NON)		429	16,405

Chimera Investment Corp.(R)		48	693

CNP Assurances (France)		450	7,441

Commonwealth Bank of Australia (Australia)		97	6,268

Corporate Office Properties Trust(R)		283	7,265

DDR Corp.(R)		36	609

Deutsche Boerse AG (Germany)		87	6,969

DiamondRock Hospitality Co.(R)		590	7,770

Digital Realty Trust, Inc.(R)		31	2,047

Duke Realty Corp.(R)		469	9,174

DuPont Fabros Technology, Inc.(R)		368	11,864

Equity Lifestyle Properties, Inc.(R)		18	986

Equity Residential Trust(R)		297	22,073

Essex Property Trust, Inc.(R)		25	5,566

Everest Re Group, Ltd.		4	726

Extra Space Storage, Inc.(R)		21	1,471

Federal Realty Investment Trust(R)		20	2,689

General Growth Properties(R)		1,054	29,860

Genworth Financial, Inc. Class A(NON)		1,042	8,273

Goldman Sachs Group, Inc. (The)		102	21,031

HCP, Inc.(R)		265	10,261

Health Care REIT, Inc.(R)		197	13,841

Healthcare Realty Trust, Inc.(R)		260	6,193

Highwoods Properties, Inc.(R)		204	8,558

HSBC Holdings PLC (United Kingdom)		1,385	13,182

Insurance Australia Group, Ltd. (Australia)		1,261	5,437

Jones Lang LaSalle, Inc.		37	6,410

JPMorgan Chase & Co.		537	35,324

Kimco Realty Corp.(R)		526	12,603

Klepierre (France)(R)		87	3,865

Legal & General Group PLC (United Kingdom)		1,938	7,873

Liberty Property Trust(R)		224	7,827

Macerich Co. (The)(R)		51	4,188

Medical Properties Trust, Inc.(R)		716	9,709

MFA Financial, Inc.(R)		229	1,818

Mid-America Apartment Communities, Inc.(R)		8	611

Morgan Stanley		304	11,613

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		15	2,768

National Health Investors, Inc.(R)		101	6,680

Natixis SA (France)		1,288	9,656

NorthStar Asset Management Group, Inc.		97	2,122

Outfront Media, Inc.(R)		25	693

Partners Group Holding AG (Switzerland)		13	4,077

Persimmon PLC (United Kingdom)		306	9,176

PNC Financial Services Group, Inc.		44	4,210

Post Properties, Inc.(R)		114	6,476

Prologis, Inc.(R)		470	18,607

Prudential Financial, Inc.		211	17,853

Public Storage(R)		121	23,418

Realty Income Corp.(R)		84	3,828

Regency Centers Corp.(R)		8	505

Reinsurance Group of America, Inc. Class A		11	1,029

Resona Holdings, Inc. (Japan)		1,600	9,129

Simon Property Group, Inc.(R)		245	44,443

SL Green Realty Corp.(R)		38	4,509

Spirit Realty Capital, Inc.(R)		242	2,611

State Street Corp.		287	22,366

Stockland (Units) (Australia)(R)		1,904	6,284

Sumitomo Mitsui Financial Group, Inc. (Japan)		100	4,529

Sunstone Hotel Investors, Inc.(R)		542	8,271

Svenska Handelsbanken AB Class A (Sweden)		681	10,255

Swedbank AB Class A (Sweden)		131	3,073

Taubman Centers, Inc.(R)		132	9,772

Tryg A/S (Denmark)		165	3,296

Two Harbors Investment Corp.(R)		482	5,153

UDR, Inc.(R)		59	1,921

Vornado Realty Trust(R)		82	8,191

Washington Real Estate Investment Trust(R)		199	4,985

Weingarten Realty Investors(R)		259	8,736

Wells Fargo & Co.		149	8,338

Westpac Banking Corp. (Australia)		397	10,139

WP Carey, Inc.(R)		13	828

Zurich Insurance Group AG (Switzerland)		27	8,616

			792,850
Health care (1.8%)

AbbVie, Inc.		132	8,790

Aetna, Inc.		56	6,606

AmerisourceBergen Corp.		195	21,949

Anthem, Inc.		113	18,967

AstraZeneca PLC (United Kingdom)		179	11,962

C.R. Bard, Inc.		47	8,005

Cardinal Health, Inc.		128	11,286

Celgene Corp.(NON)		133	15,221

Edwards Lifesciences Corp.(NON)		64	8,366

Eisai Co., Ltd. (Japan)		100	6,254

Gilead Sciences, Inc.(NON)		206	23,128

GlaxoSmithKline PLC (United Kingdom)		280	6,220

Health Net, Inc.(NON)		31	1,929

Indivior PLC (United Kingdom)(NON)		45	158

Johnson & Johnson		100	10,014

Merck & Co., Inc.		485	29,532

Novartis AG (Switzerland)		118	12,116

Pfizer, Inc.		1,004	34,889

Roche Holding AG-Genusschein (Switzerland)		31	9,110

Sanofi (France)		87	8,518

Takeda Pharmaceutical Co., Ltd. (Japan)		200	9,694

Ventas, Inc.(R)		159	10,577

			273,291
Technology (1.9%)

Agilent Technologies, Inc.		196	8,073

Amdocs, Ltd.		113	6,198

Apple, Inc.		532	69,309

Avago Technologies, Ltd.		71	10,513

Computer Sciences Corp.		164	11,250

Dun & Bradstreet Corp. (The)		19	2,431

eBay, Inc.(NON)		422	25,894

EMC Corp.		506	13,328

Google, Inc. Class A(NON)		51	27,811

Hoya Corp. (Japan)		200	7,351

Intuit, Inc.		109	11,352

Iron Mountain, Inc.(R)		257	9,373

L-3 Communications Holdings, Inc.		101	11,899

Leidos Holdings, Inc.		127	5,398

Marvell Technology Group, Ltd.		402	5,624

Maxim Integrated Products, Inc.		145	5,085

Microsoft Corp.		84	3,936

Nippon Electric Glass Co., Ltd. (Japan)		1,000	5,295

Oracle Corp.		635	27,616

Symantec Corp.		384	9,456

Teradyne, Inc.		230	4,865

Xerox Corp.		720	8,222

			290,279
Transportation (0.4%)

ComfortDelgro Corp., Ltd. (Singapore)		3,000	6,805

Delta Air Lines, Inc.		22	944

Deutsche Post AG (Germany)		160	4,823

Japan Airlines Co., Ltd. (Japan)		200	6,864

Southwest Airlines Co.		419	15,524

Teekay Corp. (Bermuda)		48	2,199

United Parcel Service, Inc. Class B		209	20,737

Yangzijiang Shipbuilding Holdings, Ltd. (China)		4,000	4,283

			62,179
Utilities and power (0.5%)

AES Corp.		197	2,679

Alliant Energy Corp.		14	858

American Electric Power Co., Inc.		261	14,692

Electricite De France SA (France)		187	4,596

Energias de Portugal (EDP) SA (Portugal)		1,789	6,985

ENI SpA (Italy)		295	5,310

Entergy Corp.		241	18,429

OGE Energy Corp.		23	725

Red Electrica Corporacion SA (Spain)		103	8,663

Snam SpA (Italy)		1,471	7,277

UGI Corp.		268	10,023

			80,237

Total common stocks (cost $2,128,105)			$2,517,837

U.S. TREASURY OBLIGATIONS (7.6%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043		$30,000	$35,313
2 3/4s, August 15, 2042		50,000	48,827

U.S. Treasury Notes
2 3/4s, November 15, 2023		20,000	21,186
2 3/8s, August 15, 2024		140,000	143,574
2s, November 30, 2020		140,000	142,912
1 3/4s, May 31, 2016		130,000	131,855
1 3/8s, September 30, 2018		40,000	40,400
1 1/8s, December 31, 2019		130,000	128,344
1s, August 31, 2016(SEGCCS)		220,000	221,650
3/4s, March 31, 2018		160,000	159,349
3/4s, December 31, 2017		70,000	69,891

Total U.S. treasury obligations (cost $1,123,401)			$1,143,301

CORPORATE BONDS AND NOTES (7.4%)(a)
		Principal amount	Value

Basic materials (0.6%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		$5,000	$4,889

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)		2,000	2,109

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		5,000	6,075

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		4,000	4,148

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		3,000	3,149

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		2,000	2,396

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		5,000	5,121

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		5,000	5,355

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		8,000	7,714

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		2,000	1,990

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		10,000	10,150

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		5,000	4,564

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)		2,000	2,050

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		5,000	5,292

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020		5,000	5,219

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		5,000	6,902

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		5,000	6,490

			83,613
Capital goods (0.1%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		5,000	5,384

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		5,000	5,198

			10,582
Communication services (1.3%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)		10,000	9,941

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		5,000	4,999

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		5,000	5,106

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		10,000	10,050

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		5,000	7,136

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		10,000	13,320

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		5,000	5,271

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		10,000	10,875

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		5,000	5,013

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		15,000	13,538

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		5,000	7,089

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		10,000	10,600

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		2,000	2,250

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		4,000	5,575

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		35,000	35,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		15,000	15,675

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		5,000	6,439

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054		200	5,236

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		5,000	5,180

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		5,000	4,812

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048		16,000	14,617

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032		1,000	1,236

			199,177
Consumer cyclicals (1.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		5,000	7,120

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045		5,000	7,090

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		5,000	5,494

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		5,000	5,151

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		10,000	13,425

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023		5,000	5,369

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		5,000	4,854

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		5,000	5,616

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		2,000	3,128

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		6,000	7,817

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		5,000	7,015

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		2,000	2,015

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		3,000	2,981

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022		5,000	4,924

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018		2,000	2,048

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016		3,000	3,045

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		5,000	5,512

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021		15,000	14,175

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		3,000	2,955

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028		3,000	3,816

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		4,000	5,084

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		5,000	5,411

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		15,000	15,450

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		10,000	10,800

Nordstrom, Inc. sr. unsec. notes 5s, 2044		4,000	4,471

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028		5,000	6,532

Owens Corning company guaranty sr. unsec. notes 9s, 2019		5,000	6,016

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025		4,000	4,019

QVC, Inc. company guaranty sr. notes 4.85s, 2024		2,000	2,063

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025		2,000	1,985

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		5,000	5,206

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		5,000	4,941

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		2,000	2,023

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		5,000	5,159

			192,710
Consumer staples (0.5%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		10,000	15,295

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		5,000	5,788

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		5,000	5,638

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019		2,000	2,048

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,000	1,995

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		4,821	5,170

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045		5,000	4,820

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		10,000	12,807

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039		5,000	6,218

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038		5,000	6,536

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		5,000	4,984

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		2,000	2,113

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016		5,000	5,224

			78,636
Energy (0.4%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		2,000	2,120

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		5,000	6,008

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)		5,000	5,037

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		2,000	1,905

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		5,000	4,746

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		2,000	1,941

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		3,000	3,195

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		2,000	2,148

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		10,000	13,461

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		5,000	5,020

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		5,000	5,698

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)		5,000	5,979

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024		5,000	5,116

Williams Partners LP sr. unsec. notes 5.4s, 2044		3,000	2,911

Williams Partners LP sr. unsec. notes 4.3s, 2024		2,000	2,048

			67,333
Financials (1.8%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		15,000	17,588

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		5,000	4,912

American International Group, Inc. jr. sub. FRB 8.175s, 2058		4,000	5,445

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		7,000	6,930

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		7,000	8,131

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		10,000	10,575

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		14,000	14,158

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		5,000	5,159

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		7,000	7,333

CIT Group, Inc. sr. unsec. notes 5s, 2022		20,000	20,550

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity		2,000	1,998

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		5,000	6,183

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)		5,000	5,243

EPR Properties unsec. notes 5 1/4s, 2023(R)		2,000	2,131

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		2,000	1,965

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		10,000	11,243

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		5,000	4,936

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)		15,000	22,875

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021		5,000	5,884

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		5,000	6,063

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		5,000	4,910

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		3,000	4,628

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		2,000	2,150

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		5,000	5,013

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		12,000	12,540

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		5,000	5,025

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)		5,000	5,600

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		10,000	10,530

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		5,000	5,143

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		5,000	5,070

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		10,000	10,275

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054		2,000	2,142

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		5,000	5,100

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		15,000	15,769

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		5,000	5,601

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		5,000	5,144

			273,942
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025		2,000	2,013

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)		3,000	2,971

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		2,000	2,175

HCA, Inc. company guaranty sr. notes 5s, 2024		5,000	5,213

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		15,000	15,225

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035		3,000	3,075

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025		2,000	2,048

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		5,000	5,222

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)		5,000	4,863

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022		12,000	13,050

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		5,000	5,350

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		15,000	15,900

			77,105
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		3,000	2,801

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024		5,000	5,193

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		25,000	26,656

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		2,000	2,303

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045		2,000	1,936

			38,889
Utilities and power (0.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		5,000	5,850

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		5,000	4,987

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		5,000	5,164

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		5,000	6,712

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		5,000	5,532

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		5,000	5,025

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		10,000	10,500

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		6,000	6,179

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		2,000	1,919

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		5,000	5,008

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		10,000	10,674

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		5,000	4,750

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		5,000	6,256

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		5,000	5,087

			83,643

Total corporate bonds and notes (cost $1,092,470)			$1,105,630

CONVERTIBLE BONDS AND NOTES (3.1%)(a)
		Principal amount	Value

Basic materials (0.1%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019		$6,000	$7,350

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		3,000	3,626

			10,976
Capital goods (0.1%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		4,000	3,228

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036		6,000	8,273

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029		2,000	5,070

			16,571
Communication services (—%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		1,000	1,090

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		7,000	1

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018		4,000	3,920

			5,011
Consumer cyclicals (0.7%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019		3,000	3,836

Carriage Services, Inc. cv. unsec. sub. bonds 2 3/4s, 2021		3,000	3,698

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015		3,000	3,733

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)		4,000	6,220

Jarden Corp. company guaranty cv. sr. unsec. bonds 1 1/8s, 2034		9,000	10,659

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020		3,000	6,308

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043		5,000	7,997

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031		9,000	4,759

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043		6,000	5,801

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018		3,000	2,972

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019		4,000	4,773

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019		6,000	5,415

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		4,000	5,385

Ryland Group, Inc. (The) cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018		5,000	7,097

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		4,000	4,698

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021		15,000	14,372

TiVo, Inc. 144A cv. sr. unsec. notes 2s, 2021		6,000	5,554

			103,277
Consumer staples (0.1%)

Vector Group, Ltd. cv. sr. unsec. FRN 2 1/2s, 2019		7,000	9,834

			9,834
Energy (0.3%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		22,000	20,240

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019		9,000	6,992

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $3,933)(RES)		4,000	1,540

Goodrich Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2032		4,000	2,280

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019		3,000	2,533

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041		4,000	1,003

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		5,000	4,500

SunEdison, Inc. 144A cv. sr. unsec. notes 2 5/8s, 2023		3,000	3,096

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042		4,000	3,695

			45,879
Financials (0.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016		6,000	6,165

Ares Capital Corp. cv. sr. unsec. unsub. bonds 4 3/8s, 2019		1,000	1,037

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		5,000	5,413

Cowen Group, Inc. cv. sr. unsec. unsub. notes 3s, 2019		4,000	4,868

Empire State Realty OP LP 144A cv. sr. unsec. notes 2 5/8s, 2019(R)		3,000	3,133

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018		2,000	4,145

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018		7,000	8,378

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016		4,000	4,550

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		4,000	5,063

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017		4,000	6,433

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)		3,000	2,916

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		5,000	5,653

TCP Capital Corp. 144A cv. sr. unsec. notes 5 1/4s, 2019		8,000	8,065

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019		2,000	1,560

			67,379
Health care (0.5%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		6,000	6,071

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019		2,000	5,195

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		5,000	6,975

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		3,000	210

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016		3,000	14,816

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		7,000	8,488

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)		8,000	10,240

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)		8,000	9,535

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		4,000	4,908

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017		3,000	6,274

			73,112
Technology (0.8%)

Ciena Corp. cv. sr. unsec. notes 4s, 2020		5,000	7,066

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039		3,000	5,096

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		6,000	6,960

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		11,000	28,236

Micron Technology, Inc. cv. sr. unsec. unsub. bonds 3s, 2043		9,000	10,125

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041		3,000	7,202

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		5,000	6,759

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		8,000	9,600

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018		5,000	6,253

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		4,000	5,785

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021		5,000	5,947

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041		5,000	4,100

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018		11,000	11,866

			114,995
Transportation (0.1%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. notes 2 1/4s, 2022		3,000	3,030

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019		10,000	10,506

			13,536

Total convertible bonds and notes (cost $423,765)			$460,570

MORTGAGE-BACKED SECURITIES (2.4%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A3, 5.39s, 2047		$20,000	$20,000

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class A5A, 4.933s, 2045(F)		5,189	5,201

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.711s, 2049		11,000	11,809
Ser. 14-GC21, Class AS, 4.026s, 2047		13,000	13,829

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.885s, 2047		205,903	9,498

COMM Mortgage Trust
Ser. 12-CR1, Class AM, 3.912s, 2045		13,000	13,977
FRB Ser. 13-LC13, Class XA, IO, 1.424s, 2046		155,353	10,679
FRB Ser. 14-LC15, Class XA, IO, 1.41s, 2047(F)		98,711	7,778
FRB Ser. 14-CR18, Class XA, IO, 1.297s, 2047		99,277	7,425
FRB Ser. 14-CR16, Class XA, IO, 1.263s, 2047		122,658	8,875
FRB Ser. 14-UBS6, Class XA, IO, 1.082s, 2047		199,346	14,013

JPMorgan Chase Commercial Mortgage Securities Trust Ser. 04-LN2, Class A2, 5.115s, 2041		1,325	1,328

LB-UBS Commercial Mortgage Trust Ser. 05-C7, Class C, 5.35s, 2040		10,000	10,004

Merrill Lynch Mortgage Trust Ser. 05-CIP1, Class AM, 5.107s, 2038		25,000	25,031

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.415s, 2046(F)		10,000	11,236
FRB Ser. 13-C13, Class XA, IO, 1.219s, 2046		98,323	6,948
FRB Ser. 13-C12, Class XA, IO, 0.998s, 2046		329,102	15,826

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049		7,960	8,042

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.739s, 2063		305,619	22,187

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045		10,000	11,373

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.712s, 2043		16,000	16,398

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.301s, 2046		10,000	10,855

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387s, 2046		20,000	22,105
Ser. 13-UBS1, Class AS, 4.306s, 2046		12,000	13,185
Ser. 13-C12, Class AS, 3.56s, 2048		10,000	10,483
Ser. 12-C9, Class AS, 3.388s, 2045		10,000	10,389

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.195s, 2045		94,922	9,969
FRB Ser. 12-C10, Class XA, IO, 1.78s, 2045		199,068	18,884
FRB Ser. 13-C12, Class XA, IO, 1.484s, 2048		216,755	16,632

Total mortgage-backed securities (cost $352,281)			$363,959

CONVERTIBLE PREFERRED STOCKS (2.2%)(a)
		Shares	Value

Basic materials (0.1%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		198	$8,656

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		154	8,350

			17,006
Capital goods (0.1%)

United Technologies Corp. $3.75 cv. pfd.		283	17,240

			17,240
Communication services (0.3%)

American Tower Corp. $5.50 cv. pfd.(R)		131	13,291

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		147	7,221

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		73	7,508

Iridium Communications, Inc. 7.00% cv. pfd.		26	3,079

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.		5	1,875

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		157	10,797

			43,771
Consumer cyclicals (0.3%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		215	5,533

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)		195	26,825

Stanley Black & Decker, Inc. $6.25 cv. pfd.		82	9,706

			42,064
Consumer staples (0.1%)

Tyson Foods, Inc. $2.375 cv. pfd.		173	8,991

			8,991
Energy (0.2%)

Chesapeake Energy Corp. 144A 5.75% cum. cv. pfd.		9	7,532

Chesapeake Energy Corp. 144A 5.75% cv. pfd.		18	15,074

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		4	1,020

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		116	6,409

			30,035
Financials (0.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		296	8,630

AMG Capital Trust II $2.575 cv. pfd.		183	11,232

Banc of California, Inc. $4.00 cv. pfd.		72	4,398

Bank of America Corp. Ser. L, 7.25% cv. pfd.		30	34,275

EPR Properties Ser. C, $1.438 cv. pfd.(R)		363	8,667

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)		121	7,721

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		98	4,916

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		8	9,650

			89,489
Health care (0.2%)

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)		24	25,439

Alere, Inc. Ser. B, 3.00% cv. pfd.		13	4,509

			29,948
Transportation (—%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.		48	5,096

			5,096
Utilities and power (0.3%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		193	9,723

Dynegy, Inc. Ser. A, $5.375 cv. pfd.		40	4,479

El Paso Energy Capital Trust I $2.375 cv. pfd.		145	8,695

Exelon Corp. $3.25 cv. pfd.		146	7,053

NextEra Energy, Inc. $2.90 cv. pfd.		193	10,987

			40,937

Total convertible preferred stocks (cost $305,595)			$324,577

ASSET-BACKED SECURITIES (0.2%)(a)
		Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017		$28,000	$28,000

Total asset-backed securities (cost $28,000)			$28,000

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		$18,906	$17,777

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.184s, 2021		4,962	4,974

Total senior loans (cost $23,088)			$22,751

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Citigroup, Inc. Ser. K, $1.719 ARP		790	$21,306

Total preferred stocks (cost $20,994)			$21,306

SHORT-TERM INVESTMENTS (16.1%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	2,305,661	$2,305,661

U.S. Treasury Bills 0.03%, July 16, 2015(SEG)		$100,000	99,997

Total short-term investments (cost $2,405,658)			$2,405,658

TOTAL INVESTMENTS

Total investments (cost $14,543,466)(b)			$15,087,713

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $102,948) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Hong Kong Dollar	Buy	8/19/15	$7,738	$7,741	$(3)
	Japanese Yen	Buy	8/19/15	2,346	2,429	(83)
	Singapore Dollar	Sell	8/19/15	148	151	3
	Swiss Franc	Buy	6/17/15	1,277	1,259	18
Citibank, N.A.
	Australian Dollar	Sell	7/15/15	8,086	8,040	(46)
	Danish Krone	Buy	6/17/15	7,526	7,598	(72)
	Japanese Yen	Sell	8/19/15	2,872	2,973	101
	New Zealand Dollar	Buy	7/15/15	353	370	(17)
Credit Suisse International
	Australian Dollar	Buy	7/15/15	76	141	(65)
	Euro	Sell	6/17/15	989	933	(56)
	New Zealand Dollar	Sell	7/15/15	3,604	3,773	169
	Norwegian Krone	Sell	6/17/15	592	596	4
	Swiss Franc	Buy	6/17/15	6,281	6,195	86
Deutsche Bank AG
	British Pound	Sell	6/17/15	2,445	2,459	14
	Euro	Sell	6/17/15	7,690	7,870	180
	Swedish Krona	Buy	6/17/15	1,349	1,379	(30)
HSBC Bank USA, National Association
	British Pound	Sell	6/17/15	5,654	5,597	(57)
	Euro	Buy	6/17/15	4,284	4,403	(119)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/17/15	1,528	1,537	(9)
	Euro	Buy	6/17/15	5,383	5,510	(127)
	Japanese Yen	Sell	8/19/15	3,230	3,344	114
	Norwegian Krone	Sell	6/17/15	7,010	7,055	45
	Singapore Dollar	Buy	8/19/15	4,295	4,364	(69)
State Street Bank and Trust Co.
	Euro	Buy	6/17/15	5,384	5,508	(124)
	Israeli Shekel	Buy	7/15/15	776	757	19
	Japanese Yen	Buy	8/19/15	3,417	3,537	(120)
	Swedish Krona	Buy	6/17/15	2,124	2,169	(45)
	Swiss Franc	Sell	6/17/15	1,915	1,890	(25)
UBS AG
	British Pound	Buy	6/17/15	1,681	1,691	(10)
	Euro	Sell	6/17/15	1,648	1,679	31

Total						$(293)

FUTURES CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	2	$437,719	Sep-15	$590
U.S. Treasury Note 5 yr (Long)	1	119,727	Sep-15	459

Total				$1,049

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 23 Index	BBB/P	$25,284	$294,000	6/20/20	100 bp	$41
	EM Series 23 Index	BBB/P	51,765	510,000	6/20/20	100 bp	8,514

	Total		$77,049	$8,555

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(69,359)	$967,000	6/20/20	500 bp	$7,227

	Total		$(69,359)	$7,227

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IO	Interest Only
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,969,021.
(b)	The aggregate identified cost on a tax basis is $14,559,076, resulting in gross unrealized appreciation and depreciation of $713,329 and $184,692, respectively, or net unrealized appreciation of $528,637.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,540, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,741,204	$1,830,061	$1,265,604	$1,557	$—	$2,305,661
	Putnam Absolute Return 100 Fund Class Y	567,289	250,810	59,220	10,964	—	751,631
	Putnam Absolute Return 300 Fund Class Y	1,383,439	626,431	142,128	64,478	—	1,798,674
	Putnam Absolute Return 500 Fund Class Y	2,367,960	940,057	236,881	35,570	130,090	3,024,799
	Putnam Absolute Return 700 Fund Class Y	363,920	138,710	44,587	7,864	20,227	454,605
	Putnam Money Market Fund Class A	444,673	204,013	47,376	41	—	601,310
	Totals	$6,868,485	$3,990,082	$1,795,796	$120,474	$150,317	$8,936,680
	* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,329,124 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $69,110 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$101,101	$20,237	$—
Capital goods	128,010	11,857	—
Communication services	79,072	18,265	—
Conglomerates	9,450	7,018	—
Consumer cyclicals	222,691	57,502	—
Consumer staples	185,605	31,594	—
Energy	141,281	5,318	—
Financials	737,077	55,773	—
Health care	257,343	15,948	—
Technology	277,633	12,646	—
Transportation	44,227	17,952	—
Utilities and power	80,237	—	—
Total common stocks	2,263,727	254,110	—
Asset-backed securities	—	28,000	—
Convertible bonds and notes	—	459,959	611
Convertible preferred stocks	50,177	274,400	—
Corporate bonds and notes	—	1,105,630	—
Investment companies	6,694,124	—	—
Mortgage-backed securities	—	363,959	—
Preferred stocks	21,306	—	—
Senior loans	—	22,751	—
U.S. treasury obligations	—	1,143,301	—
Short-term investments	2,305,661	99,997	—

Totals by level	$11,334,995	$3,752,107	$611

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(293)	$—
Futures contracts	1,049	—	—
Credit default contracts	—	8,092	—

Totals by level	$1,049	$7,799	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$76,586	$68,494
Foreign exchange contracts	784	1,077
Interest rate contracts	1,049	—

Total	$78,419	$69,571

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		3
Forward currency contracts (contract amount)		$160,000
OTC credit default contracts (notional)		$590,000
Centrally cleared credit default contracts (notional)		$940,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	221	—	—	—	—	—	—	—	—	221
	Futures contracts§	—	—	—	—	—	—	—	391	—	—	391
	Forward currency contracts#	21	—	101	259	194	—	159	—	19	31	784

	Total Assets	$21	$221	$101	$259	$194	$—	$159	$391	$19	$31	$1,396

	Liabilities:
	OTC Credit default contracts*#	$68,494	$—	$—	$—	$—	$—	$—	$—	$—	$—	$68,494
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	86	—	135	121	30	176	205	—	314	10	1,077

	Total Liabilities	$68,580	$—	$135	$121	$30	$176	$205	$—	$314	$10	$69,571

	Total Financial and Derivative Net Assets	$(68,559)	$221	$(34)	$138	$164	$(176)	$(46)	$391	$(295)	$21	$(68,175)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(68,559)	$221	$(34)	$138	$164	$(176)	$(46)	$391	$(295)	$21

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015